SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	Dec. 09, 2021	Jan. 19, 2021 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Short-Term Debt [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 12,627,000	$ 98,478,000	$ 125,501,000	$ 100,621,000
Increase (Decrease) in Other Current Liabilities			$ 6,548,000	$ 51,074,000
Extended maturity date	extended from August 6, 2023 to August 6, 2026
Debt conversion description		The Group has entered into a subscription agreement with the subscriber for the issue of convertible notes and warrants up to the aggregate amount not exceeding US$15 million on January 19, 2021 of which the convertible note holder will convert the outstanding convertible note into shares and the warrant holder will exercise its rights to purchase ordinary shares
Convertible notes and warrants issued		$ 15,000,000
Convenience translation description			Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from HK$ into US$ as of and for the years ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 to HK$7.8, representing the noon buying rate in The City of New York for cable transfers of HK$ as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of December 31, 2022.	Translations of balances in the consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows from HK$ into US$ as of and for the years ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 to HK$7.8, representing the noon buying rate in The City of New York for cable transfers of HK$ as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of December 31, 2022.
Corporate Bond [Member]
Short-Term Debt [Line Items]
Debt value				$ 10,000,000
Extended maturity date			February 2025	February 2025